Equity - Stock options activity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Options outstanding
Beginning balance	95,000
Granted/Acquired		95,000
Ending balance	95,000	95,000
Exercisable Option
Beginning balance	71,250
Granted/Acquired		71,250
Ending balance	71,250	71,250
Weighted Average Exercise Price
Beginning balance	$ 5.00
Granted/Acquired		$ 5.00
Ending balance	$ 5.00	$ 5.00
Average Remaining Contractual Life
Granted/Acquired	0 years	3 years
Forfeited	0 years	0 years
Exercised	0 years	0 years
Average remaining contractual term	1 year 1 month 13 days	2 years 1 month 13 days	0 years